Details to the consolidated cash flow statements (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [line items]
Net cash flows	$ (9,957)	$ (3,760)	$ (13,683)
Acquisitions
Statement [line items]
Net assets recognized as a result of acquistions of businesses	(10,173)	(4,124)	(13,660)
Fair value of previously held equity interests	7	33
Contingent consideration payables, net	98	242	(5)
Payments, deferred consideration and other adjustments, net	62	(2)	(36)
Net cash flows	(10,006)	(3,851)	(13,701)
Divestments
Statement [line items]
Net cash flows	$ 49	91	$ 18
Net cash inflows from divestment		95
Net cash outflows from divestments		4
Current assets divested		96
Cash and cash equivalents in subsidiary or businesses acquired or disposed		11
Divested business		196
Divestments | Non-current assets [member]
Statement [line items]
Divested business		159
Divestments | Current liabilities [member]
Statement [line items]
Liabilities in subsidiary or businesses acquired or disposed		41
Divestments | Non-current liabilities [member]
Statement [line items]
Liabilities in subsidiary or businesses acquired or disposed		$ 18